Consolidated Statement of Financial Position - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	₽ 81,345	₽ 179,264
Right-of-use assets	12,840	17,728
Mineral licenses	18,458	31,075
Goodwill and other intangible assets	10,383	13,652
Investments in associates	341	321
Deferred tax assets	561	3,648
Other non-current assets	611	553
Non-current financial assets	445	232
Total non-current assets	124,984	246,473
Current assets
Inventories	42,138	39,773
Income tax receivables	45	65
Trade and other receivables, net	16,403	15,340
Other current assets	8,423	6,982
Other current financial assets	141	363
Cash and cash equivalents	1,706	3,509
Total current assets	68,856	66,032
Total assets	193,840	312,505
Equity
Treasury shares	(907)	(63)
Additional paid-in capital	23,410	24,434
Accumulated other comprehensive income (loss)	1,391	(848)
Accumulated deficit	(273,186)	(273,754)
Equity attributable to equity shareholders of Mechel PAO	(244,289)	(245,228)
Non-controlling interests	13,618	11,631
Total equity	(230,671)	(233,597)
Non-current liabilities
Loans and borrowings	2,201	7,205
Lease liabilities	3,958	7,002
Other non-current financial liabilities	1,901	48,303
Other non-current liabilities	301	105
Pension obligations	5,232	4,933
Provisions	4,802	5,238
Deferred tax liabilities	6,773	13,877
Total non-current liabilities	25,168	86,663
Current liabilities
Loans and borrowings, including interest payable, fines and penalties on overdue amounts of RUB 13,227 million and RUB 11,111 million as of December 31, 2020 and 2019, respectively	314,836	381,317
Trade and other payables	43,783	38,244
Lease liabilities	7,535	10,353
Income tax payable	7,843	9,161
Taxes and similar charges payable other than income tax	10,969	9,228
Advances received	6,067	4,975
Other current financial liabilities	324	147
Other current liabilities	1,038	841
Pension obligations	631	615
Provisions	6,317	4,558
Total current liabilities	399,343	459,439
Total liabilities	424,511	546,102
Total equity and liabilities	193,840	312,505
Common shares [member]
Equity
Equity shares	4,163	4,163
Preferred shares [member]
Equity
Equity shares	₽ 840	₽ 840